CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	[2]	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (4,269)	$ (1,515)	[1]	$ (1,729)		$ (5,301)		$ (14,403)
Adjustments for:
Depreciation and amortization	1,059	351		481		509		434
Share-based payment	886	766		1,021		1,294		1,776
Capital gain from sale of property and equipment						(8)
Change in provision for doubtful and bad debt	192	134		104		147		849
Net financial cost	169	698		914		3,133		4,110
Gain from revaluation of derivatives	(442)	(1,886)		(2,433)		(3,925)		216
Decrease in trade receivables	329	151		(1,061)		(833)		(1,548)
Increase in other accounts receivable	(249)	(279)		(330)		169		(157)
Increase in inventories	(1,153)	(272)		(340)		(711)		(430)
Increase (decrease) in trade payables	724	(231)		237		(66)		289
Increase (decrease) in other accounts payable and accrued expenses	584	(340)	[3]	61		669		188
Increase in employee benefits	102	80		14		67		(111)
Increase in provisions	17	10		32		16		(71)
Income tax expenses	135	110	[3]	124		85		131
Taxes paid during the period	(44)	(85)	[3]	(176)		(83)		(228)
Net interest paid during the period	(197)	(710)		(802)		(1,344)		(1,675)
Net cash used in operating activities	(2,157)	(3,018)		(3,883)		(6,182)		(10,630)
Cash flows from investing activities:
Investment in restricted long-term deposits						(22)		(113)
Investment in short-term bank deposits	(9,000)
Increase in restricted long-term deposits	(68)
Sale of marketable securities		3,109		3,109
Purchase of property and equipment, intangible assets and capitalization of development expenditure	(406)	(153)		(310)		(296)		(455)
Net cash provided by (used in) investing activities	(9,474)	2,956		2,799		(318)		(568)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, net of issuance costs	13,966	5,209		5,209				998
Short-term bank credit		5,000		5,000
Principle element of lease payments	(583)
Repayment of convertible notes		(9,939)		(9,939)		(10,421)
Issuance of warrants								85
Repayment of shareholders' loans		(435)		(435)
Issuance of shares due to the exercise of stock options	25	25		80		97		17
Net cash provided by (used in) financing activities	13,408	(140)		(85)		(10,324)		1,100
Increase (decrease) in cash and cash equivalents	1,777	(202)		(1,169)		(16,824)		(10,098)
Cash and cash equivalents at beginning of year	6,471	7,643		7,643	[2]	23,358		33,019
Effect of exchange rate fluctuations on balances of cash and cash equivalents	178	21		(3)		1,109		437
Cash and cash equivalents at end of year	$ 8,426	$ 7,462		6,471		$ 7,643	[2]	$ 23,358
Non-cash financing activity - conversion of notes to a loan from related parties and to shares				$ 1,076

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.
[2]	* See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.** Reclassified.
[3]	** Reclassified.